Equity-Based Compensation Plan	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation Plan
Equity-Based Compensation Plan
The EQM General Partner has granted equity-based phantom units that vested upon grant to the independent directors of the EQM General Partner. The value of the phantom units will be paid in EQM common units upon the director's termination of service on the EQM General Partner's Board of Directors. EQM accounted for these awards as equity awards and recorded compensation expense for the fair value of the awards at the grant date fair value. A total of 21,739 independent director unit-based awards, including accrued distributions, were outstanding as of December 31, 2017. A total of 2,940, 2,610 and 2,220 unit-based awards were granted to the independent directors during the years ended December 31, 2017, 2016 and 2015, respectively. The weighted average fair value of these grants, based on EQM's common unit price on the grant date, was $76.68, $75.46 and $88.00 for the years ended December 31, 2017, 2016 and 2015, respectively. EQM recognized equity-based compensation expense of $0.2 million each year during the years ended December 31, 2017, 2016 and 2015 related to these grants.
 In July 2012, the EQM General Partner granted awards representing common units (EQM Total Return Program). The confirmed awards were distributed in EQM common units during the first quarter of 2016. During the year ended December 31, 2015, EQM recognized equity-based compensation expense of $0.7 million related to these awards.
In the first quarter of 2014, performance units under the 2014 EQM Value Driver Award Program (2014 EQM VDA) were granted to EQT employees who provided services to EQM. The first tranche of the confirmed awards were distributed in EQM common units in February 2015 and the remainder of the confirmed awards were distributed in EQM common units in February 2016. During the year ended December 31, 2015, EQM recognized equity-based compensation expense of $0.6 million related to these awards.
EQM common units to be delivered pursuant to vesting of the equity-based awards may be common units acquired by the EQM General Partner in the open market or from any other person, issued directly by EQM or any combination of the foregoing.